Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line items]
Share capital	¥ 14,467	¥ 14,467
A Shares [member] | Shares without trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital	9,808	8,481
A Shares [member] | Shanghai Licheng Information Technology Consulting Co., Ltd. [member] | Shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital		466
A Shares [member] | China National Aviation Fuel Holding Company [member] | Shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital		466
A Shares [member] | China COSCO Shipping Corporation Limited [member] | Shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital		233
A Shares [member] | Caitong Fund Management Co., Ltd. [member] | Shares with trading moratorium [member]
Disclosure of classes of share capital [Line items]
Share capital		162
H Shares [member]
Disclosure of classes of share capital [Line items]
Share capital	¥ 4,659	¥ 4,659